Borrowings - Additional Information (Details 6) $ in Thousands, $ in Millions	Nov. 19, 2020 ARS ($) loan installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Total amount of loan		$ 1,344,817	$ 1,208,344	$ 1,126,658
Renegotiated 2019 Credit Facilities agreement due in November
Disclosure of detailed information about borrowings [line items]
Number of loans obtained | loan	3
Total amount of loan	$ 778
Repayments of credit facility (as a percent)	40.00%
Number of equal and consecutive quarterly installments | installment	4
Remaining credit facility (as a percent)	60.00%
Renegotiated 2019 Credit Facilities agreement due in November | BADCOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	5.00%